Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 19, 2018
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Nov. 19, 2018
Document Effective Date	Nov. 19, 2018
Prospectus Date	Feb. 28, 2018
AIG Focused Multi-Cap Growth Fund | Class A
Prospectus:
Trading Symbol	FOCAX
AIG Focused Multi-Cap Growth Fund | Class C
Prospectus:
Trading Symbol	FOCCX
AIG Focused Multi-Cap Growth Fund | Class W
Prospectus:
Trading Symbol	FOCWX